Related Party Transactions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related Party Transactions
34.  Related Party Transactions

The principal related party relationships requiring disclosure in the Consolidated Financial Statements of the Group under IAS 24
Related Party Disclosures
pertain to: the existence of subsidiaries, joint ventures and associates; transactions with these entities entered into by the Group; the identification and compensation of key management personnel, and lease arrangements.

Subsidiaries, joint ventures and associates

The Consolidated Financial Statements include the financial statements of the Company (CRH plc, the ultimate parent) and its subsidiaries as well as its joint ventures and associates accounted for by applying the equity method as documented in the accounting policies on pages 137 to 146. The Group’s principal subsidiaries, joint ventures and associates are disclosed on pages 250 to 254.

Sales to and purchases from joint ventures and associates are as follows:

	Joint ventures			Associates
Continuing operations	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Sales	127	132	126	31	41	48
Purchases	24	27	37	15	18	228

Loans extended by the Group to joint ventures and associates (see note 17) are included in financial assets. Amounts receivable from and payable to equity accounted investments (arising from the aforementioned sales and purchases transactions) as at the balance sheet date are included as separate line items in notes 19 and 20 to the Consolidated Financial Statements.

Terms and conditions of transactions with subsidiaries, joint ventures and associates

In general, the transfer pricing policy implemented by the Group across its subsidiaries is market-based. Sales to and purchases from joint ventures and associates are conducted in the ordinary course of business and on terms equivalent to those that prevail in arms-length transactions. The outstanding balances included in receivables and payables as at the balance sheet date in respect of transactions with joint ventures and associates are unsecured and settlement of these arise in cash. No guarantees have been either requested or provided in relation to related party receivables and payables. Loans to joint ventures and associates (as disclosed in note 17) are extended on normal commercial terms in the ordinary course of business with interest accruing and, in general, paid to the Group at predetermined intervals.

Key management personnel

For the purposes of the disclosure requirements of IAS 24, the term “key management personnel” (i.e. those persons having authority and responsibility for planning, directing and controlling the activities of the Company) comprises of the Board of Directors which manage the business and affairs of the Company.

Key management remuneration amounted to:	2020 $m	2019 $m	2018 $m
Short-term benefits	9	9	9
Post-employment benefits	1	1	1
Share-based payments - calculated in accordance with the principles disclosed in note 9	6	6	5
Total	16	16	15

Other than these compensation entitlements, there were no other transactions involving key management personnel.

Lease arrangements

CRH has a number of lease arrangements in place with related parties across the Group, which have been negotiated on an arms-length basis at market rates. We do not consider these arrangements to be material either individually or collectively in the context of the 2020, 2019 and 2018 Consolidated Financial Statements.